Contingent Liability	12 Months Ended
Dec. 31, 2011
Contingent Liability [Abstract]
Contingent Liability
Note 16.  Contingent Liability

The Company sells first lien 1-4 family residential mortgage loans under a program with FHLBB, the MPF program.  Under this program the Company shares in the credit risk of each mortgage loan, while receiving fee income in return.  The Company is responsible for a Credit Enhancement Obligation (CEO) based on the credit quality of these loans.  FHLBB funds a First Loss Account (FLA) based on the Company's outstanding MPF mortgage balances.  This creates a laddered approach to sharing in any losses.  In the event of default, homeowner's equity and Private Mortgage Insurance, if any, are the first sources of repayment; the FHLBB's FLA funds are then utilized, followed by the participant’s CEO, with the balance of losses absorbed by FHLBB.  These loans meet specific underwriting standards of the FHLBB.  As of December 31, 2011 and 2010, the Company had $54,682,000 and $50,682,743, respectively, in loans sold through the MPF program and on which the Company had a CEO.  As of December 31, 2011, the notional amount of the maximum CEO related to this program was $2,103,622 compared to $1,919,649 as of December 31, 2010.  The Company had accrued a contingent liability for this CEO in the amount of $123,938 and $112,667 as of December 31, 2011 and 2010, respectively, which is calculated based on the methodology used in calculating its allowance for loan losses, adjusted to reflect the risk sharing arrangements with the FHLBB.  The volume of loans sold to the MPF program and the corresponding credit obligation continue to be closely monitored by management.